U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
   ANNUAL NOTICE OF SECURITES SOLD
  PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

 1.  Name and address of issuer:

iShares Trust
400 Howard Street
San Francisco, CA  94105

 2.  The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):                                                                                                                     [  ]

iShares 0-5 Year High Yield Corporate Bond ETF
iShares 0-5 Year Investment Grade Corporate Bond ETF
iShares 0-5 Year TIPS Bond ETF
iShares 1-3 Year International Treasury Bond ETF
iShares Aaa – A Rated Corporate Bond ETF
iShares B – Ca Rated Corporate Bond ETF
iShares Baa – Ba Rated Corporate Bond ETF
iShares CMBS ETF
iShares Core GNMA Bond ETF
iShares Core Short-Term USD Bond ETF
iShares Core Total USD Bond Market ETF
iShares Core U.S. Treasury Bond ETF
iShares Financials Bond ETF
iShares Floating Rate Bond ETF
iShares Global Inflation-Linked Bond ETF
iShares iBonds Dec 2016 Corporate ETF
iShares iBonds Dec 2018 Corporate ETF
iShares iBonds Mar 2016 Corporate ETF
iShares iBonds Mar 2016 Corporate ex-Financials ETF
iShares iBonds Mar 2018 Corporate ETF
iShares iBonds Mar 2018 Corporate ex-Financials ETF
iShares iBonds Mar 2020 Corporate ETF
iShares iBonds Mar 2020 Corporate ex-Financials ETF
iShares iBonds Mar 2023 Corporate ETF
iShares iBonds Mar 2023 Corporate ex-Financials ETF
iShares Industrials Bond ETF
iShares International Inflation-Linked Bond ETF
iShares International Treasury Bond ETF
iShares J.P. Morgan USD Emerging Markets Bond ETF
iShares TIPS Bond ETF
iShares Treasury Floating Rate Bond ETF
iShares Utilities Bond ETF
iShares Yield Optimized Bond ETF

 3.  Investment Company Act File Number:  811-09729

     Securities Act File Number:  333-92935

 4(a).  Last day of fiscal year for which this Form is filed:  10/31/14

 4(b).  [  ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).  (See
           Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.

 4(c).  [  ] Check box if this is the last time the issuer will be filing this Form.

 5.  Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
            during the fiscal year pursuant to
            section 24(f):                                                                                                  $9,138,820,802

     (ii)   Aggregate price of securities redeemed
            or repurchased during the fiscal year:                                                       $8,496,956,242

     (iii)  Aggregate price of securities redeemed
            or repurchased during any PRIOR fiscal
            year ending no earlier than October 11,
            1995 that were not previously used to
            reduce registration fees payable to
            the Commission:                                                                                            $4,947,422,699

     (iv)   Total available redemption credits
              [add Items 5(ii) and 5(iii)]:                                                                          $13,444,378,941

     (v)    Net sales -- if Item 5(i) is greater
              than Item 5(iv) [subtract Item 5(iv)
              from Item 5(i)]:                                                                                             $0.00

     (vi)   Redemption credits available for use
              in future years -- if Item 5(i) is
              less than Item 5(iv) [subtract Item
              5(iv) from Item 5(i)]:                                                                                    $4,305,558,139

     (vii)  Multiplier for determining registration
              fee (See Instruction C.9):                                                                            x  .00011620

     (viii) Registration fee due [multiply Item 5(v)
              by Item 5(vii)] (enter “0” if no fee
              is due):                                                                                                           = $0.00

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 6.  Prepaid Shares

  If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)

      deducted here:  $0.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:  $0.

 7.  Interest due -- if this Form is being filed more than 90 days after the
     end of the issuer’s fiscal year (see Instruction D):                                              N/A

 8.  Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:                                                                                             = $0

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 9.  Date the registration fee and any interest payment was sent to the
     Commission’s lockbox depository:

N/A

CIK: 0001100663

     Method of Delivery:

[X]  Wire Transfer
[ ]  Mail or other means

                                                                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Sarah M. Coutu
Sarah M. Coutu
Assistant Secretary

Date:  January 21, 2015

*Please print the name and title of the signing officer below the signature.